Operating Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Operating Lease Liabilities [Abstract]
Maturity Analysis of The Undiscounted Cash Flows of The Company's Operating Lease Liabilities
A maturity analysis of the annual undiscounted cash flows of the Company’s operating lease liabilities at December 31, 2019 and June 30, 2020 is presented in the following table:

	December 31, 2019	June 30 2020
	(in thousands)
Year 1	$1,534	$1,459
Year 2	1,534	1,403
Year 3	1,267	1,035
Year 4	1,111	1,035
Year 5	1,111	1,035
Year 6 and thereafter	2,297	1,624

Total undiscounted operating lease commitments	$8,854	$7,591
Less: Discount adjustment	(1,347)	(1,081)

Total operating lease liabilities	$7,507	$6,510
Less: current portion	(1,178)	(1,157)

Operating lease liabilities, non-current portion	$6,329	$5,353